Business and Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	May 31, 2016	Mar. 31, 2014	Oct. 11, 2011	Oct. 09, 2011
Stock split description			Reverse split of our outstanding common shares whereby each 10 shares of common stock will be exchanged for 1 share of common stock		In May 2016, we received shareholder and board approval for a name change to Vitality Biopharma, Inc., an exchange of one (1) share of the Company's common stock for each 10 shares of common stock outstanding or exercisable under any outstanding warrants or option agreements
Common stock, shares authorized	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000			525,000,000	75,000,000
Net loss	$ 1,146,519	$ (504,326)	$ 1,585,924	$ (719,920)	$ 141,325	$ 4,048,373
Net cash used in operating activities			578,800	$ 988,625	1,685,841	2,499,766
Stockholders' deficiency	920,452		920,452		518,165	1,079,300		$ 110,376
Allowance for doubtful accounts receivable	35,500		35,500		17,517	$ 2,500
Fair value of derivative liabilities	$ 663,810		$ 663,810		$ 401,127
Antidilutive securities excluded from computation of earnings per share					2,911,880	1,845,213
Stock Option [Member]
Antidilutive securities excluded from computation of earnings per share			2,652,488	899,167
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share			9,702,713	2,502,713	2,002,713	1,212,713
Minimum [Member]
Common stock, shares authorized	525,000,000		525,000,000				525,000,000
Maximum [Member]
Common stock, shares authorized	1,000,000,000		1,000,000,000				1,000,000,000